Government Grants - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Government Grants [Abstract]
Government Grants	$ 7,051.4	$ 827.9	$ 1,069.7